Fair Value Measurements (Details) (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value measurements
Derivative assets	$ 198,000				$ 116,394,000				$ 70,000		$ 198,000	$ 116,394,000
Derivative assets					60,150,000							60,150,000
Derivative liabilities	(31,756,000)				(56,244,000)				(23,910,000)		(31,756,000)	(56,244,000)
Derivative liabilities	(31,756,000)								(23,910,000)		(31,756,000)
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(773,000,000)	(480,100,000)	(61,200,000)	(348,900,000)	(190,721,000)	(1,680,213,000)	(1,737,508,000)	(1,663,189,000)	(86,332,000)
Lease receivables and other assets
Fair value measurements
Derivative assets	198,000										198,000
Level 2
Fair value measurements
Derivative assets	198,000								70,000		198,000
Fair Value
Fair value measurements
Derivative assets	198,000								70,000		198,000
Recurring basis | Level 2
Fair value measurements
Derivative assets	198,000				116,394,000				70,000		198,000	116,394,000
Derivative liabilities	(31,756,000)				(56,244,000)				(23,910,000)		(31,756,000)	(56,244,000)
Total	(31,558,000)				60,150,000				(23,840,000)		(31,558,000)	60,150,000
CVA and MVA adjustments	6,400,000				800,000				600,000		6,400,000	800,000
Recurring basis | Counterparty Netting
Fair value measurements
Derivative assets					(56,244,000)							(56,244,000)
Derivative liabilities					56,244,000							56,244,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets	198,000								70,000		198,000
Derivative assets	198,000				60,150,000						198,000	60,150,000
Derivative liabilities	(31,756,000)								(23,910,000)		(31,756,000)
Derivative liabilities	(31,756,000)										(31,756,000)
Total	(31,558,000)								(23,840,000)		(31,558,000)
Total	(31,558,000)				60,150,000						(31,558,000)	60,150,000
Non-recurring basis | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				3,833,686,000,000						3,833,686,000,000	3,833,686,000,000
Impairment Charges											(1,737,508,000,000)
Reclassifications											4,655,000,000
Sales											(277,151,000,000)
Depreciation and Other Adjustments											(230,854,000,000)
Book Value at end of the period	1,592,829,000,000										1,592,829,000,000
Non-recurring basis | Flight equipment under operating lease | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				3,571,395,000,000						3,571,395,000,000	3,571,395,000,000
Impairment Charges											(1,739,656,000,000)
Reclassifications											72,643,000,000
Sales											(89,807,000,000)
Depreciation and Other Adjustments											(229,412,000,000)
Book Value at end of the period	1,585,164,000,000										1,585,164,000,000
Non-recurring basis | Flight equipment held for sale | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				262,291,000,000						262,291,000,000	262,291,000,000
Impairment Charges											3,726,000,000
Reclassifications											(78,673,000,000)
Sales											(187,344,000,000)
Non-recurring basis | Lease receivables and other assets | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges											(1,578,000,000)
Reclassifications											8,398,000,000
Depreciation and Other Adjustments											(1,000,000,000)
Book Value at end of the period	5,820,000,000										5,820,000,000
Non-recurring basis | Net investments in finance and sales-type leases | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications											2,287,000,000
Depreciation and Other Adjustments											(442,000,000)
Book Value at end of the period	$ 1,845,000,000										$ 1,845,000,000